Segment Information (Segment Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Segment Reporting Information [Line Items]
Installment loans		¥ 4,173,582		¥ 4,081,019
Investment in operating leases		2,152,820		1,967,178
Investment in securities		3,308,829		3,234,547
Property under facility operations and servicing assets		779,075		771,851
Inventories		269,187		229,229
Equity method investments		1,306,312		1,320,015
Other assets		2,695,501		2,226,849
Segment Assets		18,002,776		16,866,251		¥ 16,322,100
Operating Segment
Segment Reporting Information [Line Items]
Net investment in leases		1,247,394		1,167,339		1,154,986
Installment loans		4,173,584		4,081,013		3,958,539
Investment in operating leases		2,144,392		1,958,039		1,860,556
Investment in securities		3,308,392		3,234,127		3,262,971
Property under facility operations and servicing assets		851,699		838,424		759,055
Inventories		268,884		228,997		227,050
Advances for finance lease and operating lease		90,080		116,873		130,303
Equity method investments		1,305,831		1,319,707		1,313,471
Advances for property under facility operations		127,900		78,404		57,611
Goodwill, intangible assets acquired in business combinations		1,301,382	[1]	1,108,962	[2]	1,126,404	[3]
Other assets	[4]	2,615,928		2,324,742		2,171,183
Segment Assets		17,435,466		16,456,627		16,022,129
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Net investment in leases		577,187		569,380		567,735
Installment loans		393,442		424,370		346,840
Investment in operating leases		609,965		557,625		535,655
Investment in securities		31,876		29,690		36,683
Property under facility operations and servicing assets		42,088		43,857		17,404
Inventories		384		433		928
Advances for finance lease and operating lease		7,106		6,177		3,400
Equity method investments		8,481		16,375		14,984
Advances for property under facility operations		5		143		0
Goodwill, intangible assets acquired in business combinations		24,450	[1]	25,268	[2]	28,693	[3]
Other assets	[4]	181,911		211,247		224,998
Segment Assets		1,876,895		1,884,565		1,777,320
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Net investment in leases		38,903		45,810		51,978
Installment loans		14		30		52
Investment in operating leases		369,596		311,377		278,191
Investment in securities		9,363		6,209		4,036
Property under facility operations and servicing assets		153,861		175,153		165,387
Inventories		218,937		182,652		174,990
Advances for finance lease and operating lease		50,332		78,044		114,649
Equity method investments		214,196		177,956		143,751
Advances for property under facility operations		8,136		7,401		8,183
Goodwill, intangible assets acquired in business combinations		48,750	[1]	50,801	[2]	52,898	[3]
Other assets	[4]	123,818		122,860		115,972
Segment Assets		1,235,906		1,158,293		1,110,087
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Net investment in leases		1,510		1,640		1,238
Installment loans		13,102		124,411		115,629
Investment in operating leases		45,398		46,796		56,286
Investment in securities		10,905		6,117		36,729
Property under facility operations and servicing assets		74,886		53,832		41,416
Inventories		44,370		41,021		47,553
Advances for finance lease and operating lease		1		3		5
Equity method investments		239,127		148,274		118,310
Advances for property under facility operations		3,996		728		4,466
Goodwill, intangible assets acquired in business combinations		352,682	[1]	331,003	[2]	351,202	[3]
Other assets	[4]	264,584		269,119		293,813
Segment Assets		1,050,561		1,022,944		1,066,647
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Net investment in leases		1,638		2,092		3,104
Installment loans		6,004		3,609		2,255
Investment in operating leases		241		237		250
Investment in securities		142,410		32,032		571
Property under facility operations and servicing assets		496,063		487,241		453,252
Inventories		3,401		2,551		2,463
Advances for finance lease and operating lease		0		0		0
Equity method investments		10,291		170,946		219,018
Advances for property under facility operations		115,763		70,081		44,962
Goodwill, intangible assets acquired in business combinations		117,197	[1]	120,743	[2]	121,174	[3]
Other assets	[4]	125,769		126,643		129,385
Segment Assets		1,018,777		1,016,175		976,434
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Net investment in leases		0		0		0
Installment loans		15,191		12,805		11,792
Investment in operating leases		25,457		26,167		26,876
Investment in securities		2,288,116		2,234,453		2,236,495
Property under facility operations and servicing assets		0		0		0
Inventories		0		0		0
Advances for finance lease and operating lease		0		0		0
Equity method investments		46,002		35,865		29,742
Advances for property under facility operations		0		0		0
Goodwill, intangible assets acquired in business combinations		4,452	[1]	4,452	[2]	4,452	[3]
Other assets	[4]	819,052		695,492		612,570
Segment Assets		3,198,270		3,009,234		2,921,927
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Net investment in leases		0		0		0
Installment loans		2,685,320		2,511,736		2,378,183
Investment in operating leases		0		0		0
Investment in securities		166,331		305,441		311,237
Property under facility operations and servicing assets		0		0		0
Inventories		0		0		0
Advances for finance lease and operating lease		0		0		0
Equity method investments		44,544		43,934		43,601
Advances for property under facility operations		0		0		0
Goodwill, intangible assets acquired in business combinations		0	[1]	0	[2]	0	[3]
Other assets	[4]	340,604		283,460		201,196
Segment Assets		3,236,799		3,144,571		2,934,217
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Net investment in leases		12,372		0		0
Installment loans		17,078		36,119		60,468
Investment in operating leases		590,639		599,813		557,867
Investment in securities		2,217		9,387		11,960
Property under facility operations and servicing assets		24		28		0
Inventories		826		1,588		733
Advances for finance lease and operating lease		28,431		27,816		9,232
Equity method investments		410,193		402,567		399,061
Advances for property under facility operations		0		0		0
Goodwill, intangible assets acquired in business combinations		55,804	[1]	43,024	[2]	19,114	[3]
Other assets	[4]	93,751		111,631		111,206
Segment Assets		1,211,335		1,231,973		1,169,641
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Net investment in leases		433		451		505
Installment loans		757,103		652,805		699,384
Investment in operating leases		39,605		21,260		9,858
Investment in securities		503,966		487,022		509,172
Property under facility operations and servicing assets		82,749		76,469		79,747
Inventories		699		137		159
Advances for finance lease and operating lease		0		0		0
Equity method investments		65,577		54,817		61,415
Advances for property under facility operations		0		0		0
Goodwill, intangible assets acquired in business combinations		297,167	[1]	171,884	[2]	176,785	[3]
Other assets	[4]	193,172		129,094		157,459
Segment Assets		1,940,471		1,593,939		1,694,484
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Net investment in leases		0		0		0
Installment loans		0		0		0
Investment in operating leases		0		0		0
Investment in securities		114,919		86,008		82,568
Property under facility operations and servicing assets		0		0		0
Inventories		0		0		0
Advances for finance lease and operating lease		0		0		0
Equity method investments		6,005		8,578		11,907
Advances for property under facility operations		0		0		0
Goodwill, intangible assets acquired in business combinations		393,782	[1]	354,801	[2]	364,773	[3]
Other assets	[4]	286,469		219,919		202,891
Segment Assets		801,175		669,306		662,139
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Net investment in leases		615,351		547,966		530,426
Installment loans		286,330		315,128		343,936
Investment in operating leases		463,491		394,764		395,573
Investment in securities		38,289		37,768		33,520
Property under facility operations and servicing assets		2,028		1,844		1,849
Inventories		267		615		224
Advances for finance lease and operating lease		4,210		4,833		3,017
Equity method investments		261,415		260,395		271,682
Advances for property under facility operations		0		51		0
Goodwill, intangible assets acquired in business combinations		7,098	[1]	6,986	[2]	7,313	[3]
Other assets	[4]	186,798		155,277		121,693
Segment Assets		¥ 1,865,277		¥ 1,725,627		¥ 1,709,233

[1]	In ORIX USA segment, there are no goodwill or intangible assets acquired in business combinations related to noncontrolling interests. Goodwill and intangible assets acquired in business combinations related to redeemable noncontrolling interests amount to ¥47,981 million. In ORIX Europe segment, goodwill and intangible assets acquired in business combinations related to noncontrolling interests amount to ¥7,196 million, and there are no goodwill or intangible assets related to redeemable noncontrolling interests.
[2]	In ORIX USA segment, there are no goodwill or intangible assets acquired in business combinations related to noncontrolling interests or redeemable noncontrolling interests. In ORIX Europe segment, goodwill and intangible assets acquired in business combinations related to noncontrolling interests amount to ¥6,660 million, and there are no goodwill or intangible assets related to redeemable noncontrolling interests.
[3]	In ORIX USA segment, there are no goodwill or intangible assets acquired in business combinations related to noncontrolling interests or redeemable noncontrolling interests. In ORIX Europe segment, goodwill and intangible assets acquired in business combinations related to noncontrolling interests amount to ¥7,182 million, and there are no goodwill or intangible assets related to redeemable noncontrolling interests.
[4]	Other assets include cash and cash equivalents, restricted cash, allowance for credit losses, trade notes, accounts and other receivables, office facilities, loans to ORIX and its subsidiaries, and reinsurance recoverables.